Discontinued Operations - Income Statement Disclosures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from discontinued operations, net of taxes	$ 0	$ 0	$ 371
Park and HGV spin-offs [member] | Spin-offs [member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues from discontinued operations			4,236
Owned and leased hotels			1,770
Timeshare			942
Depreciation and amortization			320
Other expenses			298
Total expenses from discontinued operations			3,330
Gain on sales of assets, net			1
Operating income from discontinued operations			907
Non-operating loss, net			(210)
Income from discontinued operations before income taxes			697
Income tax expense			(326)
Income from discontinued operations, net of taxes			371
Income from discontinued operations attributable to noncontrolling interests, net of taxes			(6)
Income from discontinued operations attributable to Hilton stockholders, net of taxes			$ 365